Convertible Instruments and Accrued Interest - Convertible Note - April 23, 2021 Note (Detail) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions		6 Months Ended	12 Months Ended
	Apr. 23, 2021	Nov. 30, 2023	May 31, 2023	Sep. 30, 2023	Mar. 31, 2023	May 31, 2022	Apr. 02, 2021
Debt Instrument [Line Items]
Consideration received		$ 1,144	$ 696
Unamortized discount							$ 3,400
Number of days of notice to be given for conversion of notes into common stock		5 days
Amortization of issuance discount and costs		$ 911	2,195
Net carrying value of note		$ 45,850	$ 45,729			$ 42,215
Warrants to purchase common shares, shares				21.5	71.1
Indemnitors
Debt Instrument [Line Items]
Warrants to purchase common shares, shares			45.0
Private Equity Offering
Debt Instrument [Line Items]
Debt issuance costs			$ 9,700
Warrants to purchase common shares, shares			5.5
Convertible Note - April 23, 2021 Note
Debt Instrument [Line Items]
Debt instrument term	2 years
Convertible note, aggregate principal	$ 28,500
Debt instrument, extended term	2 years
Consideration received	$ 25,000
Unamortized discount	3,400
Debt issuance costs	100
Conversion of principal and interest of convertible notes to common stock	$ 7,000
Convertible notes, interest rate	10.00%	10.00%
Percentage increase in amount payable on default	15.00%
Percentage increase in amount payable, second scenario	10.00%
Percentage increase in amount payable, third default scenario	5.00%
Conversion price per share	$ 10.00	$ 10.00
Number of days of notice to be given for conversion of notes into common stock	5 days
Shares reserved	6.0
Debt instrument lock in period	6 months
Number of days of notice to be given for redemption	3 days
Threshold trading days to satisfy redemption obligation	3 days
Debt instrument prepayment percentage premium	15.00%
Number of days of notice to be given for prepayment	15 days
Debt proceeds requiring investor consent	$ 75,000
Additional debt, increase in interest rate	5.00%
Beneficial conversion feature	$ 0
Amortization of issuance discount and costs		$ 215	$ 1,613
Net carrying value of note		$ 37,437	$ 35,336			$ 30,309
Maximum | Convertible Note - April 23, 2021 Note
Debt Instrument [Line Items]
Convertible notes, interest rate	22.00%